Estimates, Significant Accounting Policies and Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Goodwill and Intangible Assets, Policy [Policy Text Block]	Goodwill Goodwill is tested for impairment annually or more frequently if circumstances indicate that goodwill might be impaired. The annual impairment test is performed during the fourth quarter.
Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities
The net change in operating assets and liabilities (net of effects of acquisitions, dispositions and deconsolidation) included in cash flows from operating activities was comprised as follows:

	Years Ended December 31,
	2015	2014	2013
Accounts receivable	$856	$600	$(556)
Accounts receivable from related companies	(5)	30	64
Inventories	(430)	51	(254)
Exchanges receivable	14	18	(8)
Other current assets	(239)	133	(81)
Other non-current assets, net	250	(6)	(23)
Accounts payable	(1,127)	(850)	541
Accounts payable to related companies	400	5	(140)
Exchanges payable	(79)	(99)	128
Accrued and other current liabilities	(618)	(59)	192
Other non-current liabilities	(261)	(73)	147
Derivative assets and liabilities, net	75	19	(159)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$(1,164)	$(231)	$(149)

Schedule Of Non-Cash Investing And Financing Activities
Non-cash investing and financing activities and supplemental cash flow information were as follows:

	Years Ended December 31,
	2015	2014	2013
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$910	$643	$226
Net gains (losses) from subsidiary common unit transactions	(526)	744	(384)
NON-CASH FINANCING ACTIVITIES:
Contribution of property, plant and equipment from noncontrolling interest	$34	$—	$—
Subsidiary issuances of common units in connection with PVR, Hoover and Eagle Rock Midstream acquisitions	—	4,281	—
Subsidiary issuances of common units in connection with the Susser Merger	—	908	—
Long-term debt assumed in PVR Acquisition	—	1,887	—
Long-term debt exchanged in Eagle Rock Midstream Acquisition	—	499	—
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$1,800	$1,416	$1,256
Cash paid for income taxes	72	345	58

Schedule of Inventory	Inventories consisted of the following:

	December 31,
	2015	2014
Natural gas and NGLs	$415	$392
Crude oil	424	364
Refined products	420	392
Spare parts and other	377	319
Total inventories	$1,636	$1,467

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2015	2014
Deposits paid to vendors	$74	$65
Income taxes receivable	326	17
Prepaid expenses and other	172	205
Total other current assets	$572	$287

Property, Plant and Equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2015	2014
Land and improvements	$686	$1,307
Buildings and improvements (1 to 45 years)	1,526	1,922
Pipelines and equipment (5 to 83 years)	32,677	27,149
Natural gas and NGL storage facilities (5 to 46 years)	390	1,214
Bulk storage, equipment and facilities (2 to 83 years)	2,853	4,010
Tanks and other equipment (5 to 40 years)	1,488	58
Retail equipment (2 to 99 years)	401	515
Vehicles (1 to 25 years)	220	203
Right of way (20 to 83 years)	2,573	2,451
Furniture and fixtures (2 to 25 years)	57	59
Linepack	61	119
Pad gas	44	44
Natural resources	484	454
Other (1 to 30 years)	3,675	999
Construction work-in-process	7,844	4,514
	54,979	45,018
Less – Accumulated depreciation and depletion	(6,296)	(4,726)
Property, plant and equipment, net	$48,683	$40,292

Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense
We recognized the following amounts for the periods presented:

	Years Ended December 31,
	2015	2014	2013
Depreciation and depletion expense	$1,776	$1,457	$1,128
Capitalized interest, excluding AFUDC	$163	$113	$43

Schedule of Goodwill
Changes in the carrying amount of goodwill were as follows:

	Investment in ETP	Investment in Sunoco LP	Investment in Lake Charles LNG	Corporate, Other and Eliminations	Total
Balance, December 31, 2013	$5,856	$—	$184	$(146)	$5,894
Goodwill acquired	2,340	3,143	—	(3,143)	2,340
Lake Charles LNG Transaction (1)	(184)	—	—	184	—
Goodwill impairment	(370)	—	—	—	(370)
Other	—	—	—	1	1
Balance, December 31, 2014	7,642	3,143	184	(3,104)	7,865
Goodwill acquired	—	31	—	—	31
Sunoco LP Exchange	(2,018)	—	—	2,018	—
Goodwill impairment	(205)	—	—	—	(205)
Other	9	(63)	—	(164)	(218)
Balance, December 31, 2015	$5,428	$3,111	$184	$(1,250)	$7,473

Components And Useful Lives Of Intangibles And Other Assets
Components and useful lives of intangible assets were as follows:

	December 31, 2015		December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$5,254	$(738)	$5,144	$(485)
Trade names (15 years)	559	(25)	556	(15)
Patents (9 years)	48	(16)	48	(11)
Other (1 to 15 years)	15	(7)	36	(7)
Total amortizable intangible assets	5,876	(786)	5,784	(518)
Non-amortizable intangible assets:
Trademarks	341	—	316	—
Total intangible assets	$6,217	$(786)	$6,100	$(518)

Aggregate Amortization Expense Of Intangibles And Other Assets	Aggregate amortization expense of intangibles assets was as follows:

	Years Ended December 31,
	2015	2014	2013
Reported in depreciation, depletion and amortization	$303	$219	$120

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense of intangible assets for the next five years was as follows:

Years Ending December 31:
2016	$242
2017	242
2018	241
2019	239
2020	239

Schedule of Other Non-Current Assets, net
Other non-current assets, net are stated at cost less accumulated amortization. Other non-current assets, net consisted of the following:

	December 31,
	2015	2014
Unamortized financing costs(1)	$29	$41
Regulatory assets	90	85
Deferred charges	198	220
Restricted funds	192	177
Other	221	209
Total other non-current assets, net	$730	$732
(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.

Schedule of Asset Retirement Obligations [Table Text Block]

	December 31,
	2015	2014
Investment in ETP:
Interstate transportation and storage operations	$58	$60
Investment in Sunoco Logistics	88	41
Retail marketing operations	66	87
	$212	$188

Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	December 31,
	2015	2014
Interest payable	$519	$440
Customer advances and deposits	114	103
Accrued capital expenditures	743	673
Accrued wages and benefits	218	233
Taxes payable other than income taxes	76	236
Other	632	417
Total accrued and other current liabilities	$2,302	$2,102

Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2015 and 2014 based on inputs used to derive their fair values:

	Fair Value Measurements at December 31, 2015
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$—	$—	$—	$—
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	16	16	—	—
Swing Swaps IFERC	10	2	8	—
Fixed Swaps/Futures	274	274	—	—
Forward Physical Swaps	4	—	4	—
Power:
Forwards	22	—	22	—
Futures	3	3	—	—
Options — Calls	1	1	—	—
Options — Puts	1	1	—	—
Natural Gas Liquids — Forwards/Swaps	99	99	—	—
Refined Products – Futures	15	15	—	—
Crude – Futures	9	9	—	—
Total commodity derivatives	454	420	34	—
Total assets	$454	$420	$34	$—
Liabilities:
Interest rate derivatives	$(171)	$—	$(171)	$—
Embedded derivatives in the ETP Preferred Units	(5)	—	—	(5)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(16)	(16)	—	—
Swing Swaps IFERC	(12)	(2)	(10)	—
Fixed Swaps/Futures	(203)	(203)	—	—
Power:
Forwards	(22)	—	(22)	—
Futures	(2)	(2)	—	—
Options — Puts	(1)	(1)	—	—
Natural Gas Liquids — Forwards/Swaps	(89)	(89)	—	—
Refined Products – Futures	(6)	(6)	—	—
Crude — Futures	(5)	(5)	—	—
Total commodity derivatives	(356)	(324)	(32)	—
Total liabilities	$(532)	$(324)	$(203)	$(5)

	Fair Value Measurements at December 31, 2014
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$3	$—	$3	$—
Commodity derivatives:
Condensate — Forward Swaps	36	—	36	—
Natural Gas:
Basis Swaps IFERC/NYMEX	19	19	—	—
Swing Swaps IFERC	26	1	25	—
Fixed Swaps/Futures	566	541	25	—
Forward Physical Contracts	1	—	1	—
Power:
Forwards	3	—	3	—
Futures	4	4	—	—
Natural Gas Liquids — Forwards/Swaps	69	46	23	—
Refined Products – Futures	21	21	—	—
Total commodity derivatives	745	632	113	—
Total assets	$748	$632	$116	$—
Liabilities:
Interest rate derivatives	$(155)	$—	$(155)	$—
Embedded derivatives in the ETP Preferred Units	(16)	—	—	(16)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(18)	(18)	—	—
Swing Swaps IFERC	(25)	(2)	(23)	—
Fixed Swaps/Futures	(490)	(490)	—	—
Power:
Forwards	(4)	—	(4)	—
Futures	(2)	(2)	—	—
Natural Gas Liquids — Forwards/Swaps	(32)	(32)	—	—
Refined Products – Futures	(7)	(7)	—	—
Total commodity derivatives	(578)	(551)	(27)	—
Total liabilities	$(749)	$(551)	$(182)	$(16)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of ETP’s Preferred Units and the embedded derivatives in ETP’s Preferred Units:

	Unobservable Input	December 31, 2015
Embedded derivatives in the ETP Preferred Units	Credit Spread	5.33%
	Volatility	37.00%

Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2015.

Balance, December 31, 2014	$(16)
Net unrealized gains included in other income (expense)	11
Balance, December 31, 2015	$(5)